STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Voting Preferred Stock	Series B Voting Preferred Stock $0.001 Par Value [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 265		$ 60,337	$ 7,190,572	$ (7,245,404)	$ 5,770
Balance, Shares at Dec. 31, 2017	264,894		60,337,382
Proceeds received pursuant to Private Placement Memorandum, net of offering costs			$ 7,632	2,509,223		2,516,855
Proceeds received pursuant to Private Placement Memorandum, Shares			7,632,231
Common stock issued for services			$ 1,663	996,102		997,765
Common stock issued for services, Shares			1,662,941
Common stock issued to settle legal matter			$ 10	5,990		6,000
Common stock issued to settle legal matter, Shares			10,000
Net Loss					(2,983,429)	(2,983,429)
Balance at Dec. 31, 2018	$ 265		$ 69,642	10,701,887	(10,228,833)	542,961
Balance, Shares at Dec. 31, 2018	264,894		69,642,554
Proceeds received pursuant to Private Placement Memorandum, net of offering costs			$ 2,351	605,523		607,874
Proceeds received pursuant to Private Placement Memorandum, Shares			2,351,000
Common stock issued for services			$ 240	124,760		125,000
Common stock issued for services, Shares			240,000
Net Loss					(744,398)	(744,398)
Balance at Mar. 31, 2019	$ 265		$ 72,233	11,432,170	(10,973,231)	531,437
Balance, Shares at Mar. 31, 2019	264,894		72,233,554
Balance at Dec. 31, 2018	$ 265		$ 69,642	10,701,887	(10,228,833)	542,961
Balance, Shares at Dec. 31, 2018	264,894		69,642,554
Common stock issued to settle legal matter
Net Loss						(1,414,763)
Balance at Jun. 30, 2019	$ 265		$ 73,705	11,822,325	(11,643,596)	252,699
Balance, Shares at Jun. 30, 2019	264,894		73,705,054
Balance at Dec. 31, 2018	$ 265		$ 69,642	10,701,887	(10,228,833)	542,961
Balance, Shares at Dec. 31, 2018	264,894		69,642,554
Proceeds received pursuant to Private Placement Memorandum, net of offering costs			$ 9,964	2,592,535		2,602,499
Proceeds received pursuant to Private Placement Memorandum, Shares			9,963,500
Common stock issued for services			$ 1,347	671,904		673,251
Common stock issued for services, Shares			1,346,501
Common stock issued to settle legal matter
Net Loss					(3,420,951)	(3,420,951)
Balance at Dec. 31, 2019	$ 265		$ 80,953	13,966,326	(13,649,784)	397,760
Balance, Shares at Dec. 31, 2019	264,894		80,952,555
Balance at Mar. 31, 2019	$ 265		$ 72,233	11,432,170	(10,973,231)	531,437
Balance, Shares at Mar. 31, 2019	264,894		72,233,554
Proceeds received pursuant to Private Placement Memorandum, net of offering costs			$ 1,472	390,155		391,627
Proceeds received pursuant to Private Placement Memorandum, Shares			1,471,500
Net Loss					(670,365)	(670,365)
Balance at Jun. 30, 2019	$ 265		$ 73,705	11,822,325	(11,643,596)	252,699
Balance, Shares at Jun. 30, 2019	264,894		73,705,054
Balance at Dec. 31, 2019	$ 265		$ 80,953	13,966,326	(13,649,784)	397,760
Balance, Shares at Dec. 31, 2019	264,894		80,952,555
Proceeds received pursuant to Private Placement Memorandum, net of offering costs			$ 1,907	499,843		501,750
Proceeds received pursuant to Private Placement Memorandum, Shares			1,907,000
Common stock issued for services			$ 3,964	1,039,101		1,043,065
Common stock issued for services, Shares			3,964,375
Net Loss					(1,851,085)	(1,851,085)
Balance at Mar. 31, 2020	$ 265		$ 86,824	15,505,270	(15,500,869)	91,490
Balance, Shares at Mar. 31, 2020	264,894		86,823,930
Balance at Dec. 31, 2019	$ 265		$ 80,953	13,966,326	(13,649,784)	397,760
Balance, Shares at Dec. 31, 2019	264,894		80,952,555
Common stock issued to settle legal matter
Net Loss						(2,997,095)
Balance at Jun. 30, 2020	$ 265	$ 500	$ 91,054	17,067,540	(16,646,879)	512,480
Balance, Shares at Jun. 30, 2020	264,894	500,000	91,053,930
Balance at Mar. 31, 2020	$ 265		$ 86,824	15,505,270	(15,500,869)	91,490
Balance, Shares at Mar. 31, 2020	264,894		86,823,930
Proceeds received pursuant to Private Placement Memorandum, net of offering costs			$ 2,350	594,650		597,000
Proceeds received pursuant to Private Placement Memorandum, Shares			2,350,000
Proceeds received from sale of Preferred Stock		$ 500		499,500		500,000
Proceeds received from sale of Preferred Stock, Shares		500,000
Common stock issued for services			$ 1,880	468,120		470,000
Common stock issued for services, Shares			1,880,000
Net Loss					(1,146,010)	(1,146,010)
Balance at Jun. 30, 2020	$ 265	$ 500	$ 91,054	$ 17,067,540	$ (16,646,879)	$ 512,480
Balance, Shares at Jun. 30, 2020	264,894	500,000	91,053,930